Cover	3 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GENFLAT HOLDINGS, INC.
Entity Central Index Key	0001796949
Entity Tax Identification Number	84-3639946
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1983 N Berra Blvd
Entity Address, City or Town	Tooele
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84074
City Area Code	435
Local Phone Number	830-6979
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false